Intangible Assets - Goodwill (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill	R$ 158,334	R$ 45,445
Vale Florestar S.A.
Goodwill
Goodwill	45,435	45,435
Paineiras Logistica
Goodwill
Goodwill	10	R$ 10
PCH Mucuri
Goodwill
Goodwill	307
Facepa
Goodwill
Goodwill	R$ 112,582